Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Income	$ 899	$ 794	$ 990	$ 1,526
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization—property, plant and equipment	4,283	762	2,036	514
Amortization of intangible assets	223	190	241	283
Gain on sale of assets	(99)	(45)	(110)	(117)
Bad debt	266	2,507	3,008	510
Stock based compensation	5,341	4,055	5,085	4,281
Interest on shares repurchased				14
Deferred taxes	(1,340)	297	326	431
Deferred rent	(6)	562	530	3,527
Changes in operating assets and liabilities
Accounts Receivable	(10,015)	369	1,506	(5,414)
Contract Assets	(961)	4,179	3,028	(1,680)
Prepaid expenses	(430)	702	623	(796)
Other Assets	(1,032)	(285)
Deposits and other assets			(28)	(145)
Accounts payable and accrued expenses	6,132	819	(520)	4,506
Contract Liabilities	(31)	(5,977)	(5,945)	778
Net cash provided by operating activities	3,230	8,929	10,770	8,218
Cash Flows from Investing Activities:
Purchases of property and equipment	(609)	(930)	(924)	(3,366)
Proceeds from sale of assets and disposal of leases			110	118
Proceeds from sale of assets	100	45
Amounts advanced under loans to shareholders	(473)	(878)	(1,207)	(1,303)
Payments received under loans to shareholders	88	195	228	821
Amounts advanced under notes receivable		(414)	(420)	(5,277)
Payments received under notes receivable		4	19	4,545
Acquisitions of businesses, net of cash acquired	(3,000)
Purchases of intangible assets			(416)	0
Collections under stock subscription notes receivable	170	144	196	191
Net cash used in investing activities	(3,724)	(1,834)	(2,414)	(4,271)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of underwriting discounts and commissions and other offering costs	47,104
Net repayments under revolving line of credit	(3,481)	(5,717)	(4,867)	(2,617)
Repayments under fixed line of credit	(540)	(306)	(485)	(195)
Borrowings under fixed line of credit		1,985	1,985
Repayment under notes payable	(735)	(1,496)	(1,800)	(776)
Payments on capital leases	(3,208)	(189)	(1,088)
Payment of contingent consideration from acquisitions	(2)	(104)	(106)	(128)
Payments for purchase of treasury stock	(582)	(1,261)
Payment of offering costs			(920)
Payments for purchase and retirement of common stock			(1,261)	(24)
Proceeds from issuance of common stock	297	45	63	130
Net cash provided by (used in) financing activities	38,853	(7,043)	(8,479)	(3,610)
Net increase in cash and cash equivalents	38,359	52	(123)	337
Cash and cash equivalents, beginning of period	386	509	509	172
Cash and cash equivalents, end of period	38,745	561	386	509
Supplemental disclosures of cash flow information:
Cash paid for interest	647	402	609	634
Cash paid for income taxes	1,040	228	543	362
Non-cash investing and financing activities
Property and equipment acquired under capital lease	(5,704)	(10,962)	(11,370)	(722)
(Issuance) Settlement of Redeemable Common Stock			36,927	13,069
Stock redemption for exercise of stock option	139
Issuance of common stock for a note receivable		533	533	7
Stock redemption for payment of shareholder loans		1,457	1,457	824
Stock redemption for payment on note receivable		6,130	6,130	0
Issuance of notes payable for purchase of intangible asset	$ (3,450)		165	0
Issuance of notes payable for redemption of stock		$ 604	$ 900	$ 1,267